Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Senior notes and credit facilities:
Long-term debt bearing with fixed interest	$ 1,895,250
Senior Unsecured Notes
Senior notes and credit facilities:
Senior notes, estimated fair value	531,250	519,065
Senior notes, carrying value net of financing fees	493,915	491,704
Drill Rigs Senior Notes
Senior notes and credit facilities:
Senior notes, estimated fair value	863,504	798,000
Senior notes, carrying value net of financing fees	784,485	781,001
Loans
Senior notes and credit facilities:
Senior notes, estimated fair value	1,951,790	511,453
Senior notes, carrying value net of financing fees	$ 1,839,170	$ 450,433